Investment Portfolio	as of September 30, 2019 (Unaudited)

DWS Communications Fund

	Shares	Value ($)
Common Stocks 90.3%
Communications Equipment 0.7%
Nokia Oyj (ADR) (a)	122,250	618,585
Diversified Telecommunication Services 17.5%
AT&T, Inc.	110,330	4,174,887
Cellnex Telecom SA 144A*	13,305	550,052
China Unicom (Hong Kong) Ltd.	354,000	376,291
Deutsche Telekom AG (Registered)	48,021	805,872
Hellenic Telecommunications Organization SA	32,912	452,793
Orange SA	84,039	1,318,276
Singapore Telecommunications Ltd.	382,600	861,152
Verizon Communications, Inc.	110,442	6,666,279
		15,205,602
Electronic Equipment, Instruments & Components 0.9%
Corning, Inc.	14,273	407,066
Dolby Laboratories, Inc. "A"	5,730	370,387
		777,453
Entertainment 16.4%
Activision Blizzard, Inc.	22,734	1,203,083
IMAX Corp.* (a)	29,005	636,660
Netflix, Inc.*	12,586	3,368,265
Spotify Technology SA*	8,637	984,618
Walt Disney Co.	52,310	6,817,039
World Wrestling Entertainment, Inc. "A"	17,737	1,261,988
		14,271,653
Interactive Media & Services 32.3%
Alphabet, Inc. "A"*	7,041	8,598,047
Alphabet, Inc. "C"*	7,339	8,946,241
Facebook, Inc. "A"*	53,702	9,563,252
Twitter, Inc.*	23,676	975,451
		28,082,991
Internet & Direct Marketing Retail 0.7%
Alibaba Group Holding Ltd. (ADR)*	1,637	273,756
Etsy, Inc.*	6,608	373,352
		647,108
IT Services 1.0%
Akamai Technologies, Inc.*	5,923	541,244
GDS Holdings Ltd. (ADR)* (a)	8,996	360,559
		901,803
Media 9.9%
CBS Corp. "B"	21,383	863,232
Charter Communications, Inc. "A"*	5,433	2,239,048
Comcast Corp. "A"	72,204	3,254,956
Fox Corp. "A"	20,815	656,401
Liberty Media Corp. "A"*	10,623	441,598
New York Times Co. "A"	22,198	632,199
Sirius XM Holdings, Inc. (a)	77,449	484,444
		8,571,878
Professional Services 0.6%
Nielsen Holdings PLC	24,310	516,588
Real Estate Investment Trusts (REITs) 2.2%
American Tower Corp.	4,331	957,714
Lamar Advertising Co. "A"	5,552	454,875
QTS Realty Trust, Inc. "A"	8,987	462,022
		1,874,611
Semiconductors & Semiconductor Equipment 0.2%
Universal Display Corp.	1,080	181,332
Software 0.3%
Nuance Communications, Inc.*	13,156	214,574
Wireless Telecommunication Services 7.6%
KDDI Corp.	64,600	1,686,365
SoftBank Group Corp.	34,400	1,359,945
T-Mobile U.S., Inc.*	19,506	1,536,488
Vodafone Group PLC	1,002,593	1,997,549
		6,580,347
Total Common Stocks (Cost $71,175,567)		78,444,525
	Principal Amount ($)	Value ($)
Corporate Bonds 4.6%
Diversified Telecommunication Services 1.3%
CenturyLink, Inc., Series Y, 7.5%, 4/1/2024	1,000,000	1,118,350

Interactive Media & Services 1.1%
Match Group, Inc., 6.375%, 6/1/2024	900,000	945,000

Media 1.1%
Discovery Communications LLC, 5.0%, 9/20/2037	940,000	1,010,502

Real Estate Investment Trusts (REITs) 1.1%
SBA Communications Corp., 4.0%, 10/1/2022	900,000	918,000
Total Corporate Bonds (Cost $3,773,126)		3,991,852
	Shares	Value ($)
Convertible Bonds 1.7%
Communication Services 0.8%
Vonage Holdings Corp. 144A	643,000	663,257
Information Technology 0.9%
Nuance Communications, Inc.	853,000	835,940
Total Convertible Bonds (Cost $1,516,283)		1,499,197
Securities Lending Collateral 1.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.84% (b) (c) (Cost $1,143,643)	1,143,643	1,143,643
Cash Equivalents 3.2%
DWS Central Cash Management Government Fund, 1.96% (b) (Cost $2,780,698)	2,780,698	2,780,698
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $80,389,317)	101.1	87,859,915
Other Assets and Liabilities, Net	(1.1)	(918,681)
Net Assets	100.0	86,941,234

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2019 are as follows:

Value ($) at 12/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2019	Value ($) at 9/30/2019
Securities Lending Collateral 1.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.84% (b) (c)
1,441,530	—	297,887 (d)	—	—	11,956	—	1,143,643	1,143,643
Cash Equivalents 3.2%
DWS Central Cash Management Government Fund, 1.96% (b)
1,759,087	18,132,859	17,111,248	—	—	40,028	—	2,780,698	2,780,698
3,200,617	18,132,859	17,409,135	—	—	51,984	—	3,924,341	3,924,341

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2019 amounted to $1,100,912, which is 1.3% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)
Communications Equipment	$618,585	$—	$—	$618,585
Diversified Telecommunication Services	10,841,166	4,364,436	—	15,205,602
Electronic Equipment, Instruments & Components	777,453	—	—	777,453
Entertainment	14,271,653	—	—	14,271,653
Interactive Media & Services	28,082,991	—	—	28,082,991
Internet & Direct Marketing Retail	647,108	—	—	647,108
IT Services	901,803	—	—	901,803
Media	8,571,878	—	—	8,571,878
Professional Services	516,588	—	—	516,588
Real Estate Investment Trusts (REITs)	1,874,611	—	—	1,874,611
Semiconductors & Semiconductor Equipment	181,332	—	—	181,332
Software	214,574	—	—	214,574
Wireless Telecommunication Services	1,536,488	5,043,859	—	6,580,347
Corporate Bonds (e)	—	3,991,852	—	3,991,852
Convertible Bonds (e)	—	1,499,197	—	1,499,197
Short-Term Investments (e)	3,924,341	—	—	3,924,341
Total	$72,960,571	$14,899,344	$—	$87,859,915

(e)	See Investment Portfolio for additional detailed categorizations.